Business combinations (Details) £ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
	Apr. 07, 2015 USD ($)	Feb. 18, 2015 GBP (£)	Feb. 18, 2015 USD ($)	Oct. 03, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 20, 2013 USD ($) shares	Feb. 20, 2013 item	Apr. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 31, 2015 USD ($) installment	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Estimated cost of acquisition
Gain (loss) on revaluation of purchase consideration										$ (1,166)	$ (922)
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill										28,556	11,351	$ 11,351
Pro-forma revenue										581,198	472,903
Pro-form net income										66,772	56,521
Excelian
Estimated cost of acquisition
Total estimated cost of acquisition		£ 13,415	$ 20,513
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash			4,676
Other current assets			10,261
Goodwill			4,339
Fixed assets			175
Total assets			29,004
Current liabilities			(8,491)
Total liabilities			(8,491)
Total net assets acquired			20,513
Total purchase consideration		£ 13,415	$ 20,513
Revenue										6,538
Net Income										$ 494
Excelian | GBP
Estimated cost of acquisition
Exchage rate			1.5291
Excelian | Software licenses
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets - indefinite-lived			$ 512
Excelian | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets - finite-lived			$ 9,041
Estimated useful lives of intangible assets		10 years	10 years
Radius Inc.
Estimated cost of acquisition
Initial payment				$ 7,920
Total estimated cost of acquisition				26,665
Gain (loss) on revaluation of purchase consideration				600
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill				12,674
Fixed assets				163
Other assets				275
Other net current assets				1,781
Total net assets acquired				26,665
Total purchase consideration				26,665
Payment of contingent consideration								$ 1,980
Number of equal installments for payment of remaining purchase price. | installment										2
Revenue										$ 10,537
Net Income										495
Radius Inc. | Subsequent event
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Payment of contingent consideration	$ 1,980
Radius Inc. | Forecast | Maximum
Estimated cost of acquisition
Total estimated cost of acquisition				27,700
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Total purchase consideration				27,700
Radius Inc. | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets - finite-lived				$ 11,772
Estimated useful lives of intangible assets				5 years
Radius Inc. | Cash consideration contingent on certain aggregate adjusted EBITDA and revenue CAGR targets
Estimated cost of acquisition
Maximum potential contingent consideration				$ 7,900
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Maximum potential contingent consideration				$ 7,900
Populus
Estimated cost of acquisition
Initial payment					$ 1,000				$ 1,000
Maximum potential contingent consideration					$ 1,000
Period for payment of contingent consideration					2 years 6 months
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets - finite-lived					$ 2,364
Goodwill					$ 192
Estimated useful lives of intangible assets					5 years
Maximum potential contingent consideration					$ 1,000
Revenue										1,294
Net Income										670
Populus | Forecast | Minimum
Estimated cost of acquisition
Total estimated cost of acquisition					2,000
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Total purchase consideration					2,000
Populus | Forecast | Maximum
Estimated cost of acquisition
Total estimated cost of acquisition					3,000
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Total purchase consideration					$ 3,000
FOSS
Business combinations
Number of individual shareholders of FOSS with whom agreement is entered | item							2
Estimated cost of acquisition
Initial payment						$ 850
Total estimated cost of acquisition						6,655
Gain (loss) on revaluation of purchase consideration										$ (1,061)	$ (1,381)
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill						361
Total assets						6,750
Deferred tax liability						(95)
Total liabilities						(95)
Total net assets acquired						6,655
Total purchase consideration						6,655
FOSS | Forecast | Minimum
Estimated cost of acquisition
Total estimated cost of acquisition						3,226
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Total purchase consideration						3,226
FOSS | Forecast | Maximum
Estimated cost of acquisition
Total estimated cost of acquisition						11,788
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Total purchase consideration						11,788
FOSS | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets - finite-lived						$ 6,389
Amortization period of identified client base						5 years
FOSS | Contingent share-based consideration
Estimated cost of acquisition
Estimated fair value of contingent share-based consideration						$ 538
FOSS | Contingent cash consideration
Estimated cost of acquisition
Estimated fair value of contingent cash consideration						$ 5,267
FOSS | Class A ordinary shares | Contingent share-based consideration
Business combinations
Number of shares to be issued subject to certain revenue and gross margin conditions | shares						28,588